TANGIBLE ASSETS - Impairment Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)	$ (60)	$ 185
Impairment of Goodwill	0	0
Right of use assets	0	7
Total Impairment (Impairment Reversal)	(60)	192	$ 315
Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)			290
Impairment of Goodwill			8
Right of use assets			17
Total Impairment (Impairment Reversal)			315
Mine development costs
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)	(2)	50
Mine development costs | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)			114
Mine infrastructure
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)	(30)	65
Mine infrastructure | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)			152
Exploration and evaluation assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)	0	1
Exploration and evaluation assets | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)			0
Mineral rights and dumps
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)	0	0
Mineral rights and dumps | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)			16
Assets under construction
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)	(28)	56
Assets under construction | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)			0
Land and buildings
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)	0	13
Land and buildings | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)			8
CdS | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		45	178
Impairment of Goodwill		0	0
Right of use assets		2	11
Total Impairment (Impairment Reversal)		47	189
CdS | Mine development costs | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		30	58
CdS | Mine infrastructure | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		9	98
CdS | Exploration and evaluation assets | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		0	0
CdS | Mineral rights and dumps | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		0	16
CdS | Assets under construction | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		5	0
CdS | Land and buildings | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		1	6
Cuiabá | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)	(60)	18	65
Impairment of Goodwill		0	0
Right of use assets		(3)	5
Total Impairment (Impairment Reversal)	(60)	15	70
Cuiabá | Mine development costs | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)	(2)	(27)	34
Cuiabá | Mine infrastructure | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)	(30)	17	30
Cuiabá | Exploration and evaluation assets | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)	0	0	0
Cuiabá | Mineral rights and dumps | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)	0	0	0
Cuiabá | Assets under construction | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)	(28)	29	0
Cuiabá | Land and buildings | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)	$ 0	(1)	1
Serra Grande | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		97	47
Impairment of Goodwill		0	8
Right of use assets		8	1
Total Impairment (Impairment Reversal)		105	56
Serra Grande | Mine development costs | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		47	22
Serra Grande | Mine infrastructure | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		39	24
Serra Grande | Exploration and evaluation assets | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		0	0
Serra Grande | Mineral rights and dumps | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		0	0
Serra Grande | Assets under construction | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		7	0
Serra Grande | Land and buildings | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		4	$ 1
Gramalote | Projects
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		25
Impairment of Goodwill		0
Right of use assets		0
Total Impairment (Impairment Reversal)		25
Gramalote | Mine development costs | Projects
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		0
Gramalote | Mine infrastructure | Projects
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		0
Gramalote | Exploration and evaluation assets | Projects
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		1
Gramalote | Mineral rights and dumps | Projects
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		0
Gramalote | Assets under construction | Projects
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		15
Gramalote | Land and buildings | Projects
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment (Impairment Reversal)		$ 9